SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details)	Mar. 31, 2026	Sep. 30, 2025
Lease
Weighted-average remaining lease term (years) - Operating leases	1 year 5 months 4 days	1 year 9 months 29 days
Weighted average discount rate - Operating leases	5.56%	3.85%